Stockholders' Equity - Summary of Other Equity Reserves (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Cumulative translation effect, tax effects from deferred income taxes recognized directly in equity (note 20.2) and derivative financial instruments designated as cash flow hedges	$ (672)	$ (926)
Cumulative actuarial losses	(398)	(353)
Cumulative coupon payments under perpetual debentures (note 21.4)	(1,070)	(1,070)
Cumulative coupon payments under subordinated notes	(204)	(84)
Cancellation of treasury shares by shareholders' resolution (note 21.1)	0	(111)
Other effects	(5)	(5)
Other equity reserves	$ (2,349)	$ (2,549)